Expense Example - FidelityInternationalSmallCapFund-RetailPRO - FidelityInternationalSmallCapFund-RetailPRO - Fidelity International Small Cap Fund - Fidelity International Small Cap Fund	Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 104
3 years	325
5 years	563
10 years	$ 1,248